UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21455

Dreman/Claymore Dividend & Income Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Dreman/Claymore Dividend & Income Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-630-505-3700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments | January 31, 2005 (unaudited)

Number of Shares		Value
	Long-Term Investments - 143.1%
	Common Stocks - 113.8%
	Consumer Staples - 37.6%
2,451,700	Altria Group, Inc. (a)	$156,492,011
1,452,300	Loews Corp. - Carolina Group (a)	45,587,697
842,600	Reynolds American, Inc. (a)	67,761,892
166,800	Universal Corp.	7,882,968
1,363,000	UST, Inc. (a)	69,049,580
364,775	Vector Group Ltd.	5,923,946

		352,698,094

	Energy - 11.9%
203,600	BP Prudhoe Bay Royalty Trust	10,760,260
530,600	ChevronTexaco Corp.	28,864,640
343,100	ConocoPhillips	31,836,249
336,000	Devon Energy Corp.	13,665,120
50,900	Enerplus Resources Fund	1,930,637
201,800	Kerr-McGee Corp.	12,461,150
131,500	Pengrowth Energy Trust - Class A	2,728,625
150,800	San Juan Basin Royalty Trust	4,662,736
240,400	Williams Coal Seam Gas Royalty Trust	4,276,716

		111,186,133

	Financials - 35.2%
185,000	American Home Mortgage Investment Corp.	6,184,550
180,900	American International Group, Inc.	11,991,861
540,000	Bank of America Corp.	25,039,800
759,100	Fannie Mae (a)	49,022,678
1,087,200	Freddie Mac (a)	70,983,288
268,500	Impac Mortgage Holdings, Inc.	6,132,540
724,800	KeyCorp	24,222,816
794,100	Luminent Mortgage Capital, Inc.	8,838,333
1,163,300	MFA Mortgage Investments, Inc.	9,725,188
150,000	New Century Financial Corp.	8,983,500
151,700	Newcastle Investment Corp.	4,587,408
254,000	Novastar Financial, Inc.	11,701,780
233,600	PNC Financial Services Group	12,584,032
415,000	Regions Financial Corp.	13,280,000
448,600	U.S. Bancorp	13,480,430
65,000	Wachovia Corp.	3,565,250
1,232,800	Washington Mutual, Inc.	49,743,480

		330,066,934

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments | January 31, 2005 (unaudited)

Number of Shares		Value
	Healthcare - 7.6%
1,465,000	Bristol-Myers Squibb Co.	$34,339,600
80,700	Medco Health Solutions, Inc. (b)	3,435,399
920,100	Merck & Co., Inc.	25,808,805
300,000	Pfizer, Inc.	7,248,000

		70,831,804

	Telecommunications - 3.0%
107,000	Alaska Communications Systems Group, Inc.	936,250
1,140,000	SBC Communications, Inc.	27,086,400

		28,022,650

	Utilities - 18.5%
715,600	Ameren Corp.	35,865,872
659,700	Consolidated Edison, Inc.	28,941,039
224,600	DTE Energy Co.	9,839,726
361,900	Empire District Electric Co.	8,280,272
327,200	Great Plains Energy, Inc.	9,917,432
155,200	KeySpan Corp.	6,125,744
108,300	Nicor, Inc.	3,998,436
469,600	OGE Energy Corp.	12,280,040
374,700	Peoples Energy Corp.	16,048,401
317,400	Pepco Holdings, Inc.	6,935,190
433,800	Progress Energy, Inc.	19,195,650
271,700	Public Service Enterprise Group, Inc.	14,332,175
190,200	Star Gas Partners, L.P.	1,293,360

		173,053,337

	Total Common Stocks
	(Cost $988,553,622)	1,065,858,952

	Preferred Stocks - 26.4%
	Consumer Discretionary - 0.3%
125,000	Westcoast Hospitality Co., 9.500%	3,333,750

	Consumer Staples - 0.4%
40,000	Dairy Farmers Of America, 7.875% (c)	4,217,500

	Energy - 3.6%
440,000	EL Paso Tennessee Pipe, Series A, 8.250%	22,247,500
385,500	Southern Union Co., 7.550%	11,083,125

		33,330,625

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments | January 31, 2005 (unaudited)

Number of Shares		Value
	Financials - 21.9%
7,000,000	Abbey National Capital Trust I, 8.963% (d)	$10,114,951
58,000	Abbey National PLC, Series B, 7.375%	1,578,180
200,000	ABN AMRO Capital Fund Trust VII, 6.080%	5,040,000
200,000	Affordable Residential, Series A, 8.250%	5,260,000
18,000	Apartment Investment & Management Co., 10.100%	481,320
80,000	Banco Santander, Series 1, 6.410% (c)	2,068,000
10,000,000	Barclays Bank PLC, 8.550% (c)(d)	12,193,300
9,000,000	CA Preferred Fund Trust, 7.000%	9,434,970
189,300	Chevy Chase Bank, 8.000%	5,442,375
1,000	Doral Financial Corp., Series B, 8.350%	28,130
8,660	Doral Financial Corp., Series C, 7.250%	230,312
80,000	Fannie Mae, 7.000%	4,537,504
200,000	Fannie Mae, Series E, 5.100%	8,362,500
12,840,000	HSBC Capital Funding LP, 9.547% (c)(d)	15,908,246
7,042,000	HSBC Capital Funding LP, 10.176% (c)(d)	11,125,980
140,500	Lehman Brothers Holdings, Inc., Series F, 6.500%	3,813,170
2,000,000	Lloyds TSB Bank PLC, 6.900%	2,099,200
80,000	LTC Properties, Inc., Series F, 8.000%	2,100,000
21,000	Novastar Financial, Inc., Series C, 8.900%	539,070
13,354,000	Old Mutual Cap Funding, 8.000%	14,231,358
400,000	OMEGA Healthcare, Series D, 8.375%	10,487,520
31,000,000	Prudential PLC, 6.500%	31,395,808
6,400,000	RBS Capital Trust B, 6.800%	6,655,296
5,750,000	Royal Bank Of Scotland Group PLC 7.648% (d)	7,239,233
12,000,000	Royal Bank Of Scotland Group PLC, Series 1, 9.118% (d)	14,527,008
16,775,000	UBS Preferred Funding Trust I, 8.622% (d)	20,064,628

		204,958,059

	Utilities - 0.2%
80,000	Alabama Power Co., 5.300%	2,024,000

	Total Preferred Stocks
	(Cost $241,560,608)	247,863,934

	Convertible Preferred Stocks - 0.1%
5	Fannie Mae, 5.375%
	(Cost $500,000)	517,500

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments | January 31, 2005 (unaudited)

Number of Shares		Value
	Investment Companies - 2.3%
116,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	$3,019,480
296,200	Evergreen Income Advantage Fund	4,517,050
232,600	Hyperion Total Return Fund	2,374,846
240,000	Nuveen Preferred and Convertible Income Fund II	3,355,200
211,200	Nuveen Quality Preferred Income Fund II	3,174,336
295,200	Pioneer High Income Trust	4,820,616
6,400	Salomon Brothers Worldwide Income Fund, Inc.	108,288

	Total Investment Companies
	(Cost $21,925,956)	21,369,816

Principal Amount
	Corporate Bonds - 0.5%
	Financials - 0.5%
$5,000,000	BF Saul REIT, B+
	7.500%, 3/01/14	5,175,000

	(Cost $5,000,000)

	Total Long-Term Investments
	(Cost $1,257,540,186)	1,340,785,202

Number of Shares
	Short-Term Investments - 0.9%
	Money Market Fund - 0.9%
8,469,653	JP Morgan Prime Money Market Fund
	(Cost $8,469,653)	8,469,653

	Total Investments
	(Cost $1,266,009,839) - 144.0%	1,349,254,855
	Other Assets in Excess of Liabilities - 1.4%	12,719,990
	Preferred Shares, at Liquidation Value - ( -45.4% of Net Assets Available to Common Shares or - 31.5% of Total Investments)	(425,000,000)

	Net Assets Applicable to Common Shares - 100.0%	$936,974,845

Ratings shown are per Standard & Poor’s, securities classified NR are not rated by Standard & Poor’s.

PLC - Public Limited Company.

(a)	All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b)	Non-income producing security.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to $45,513,026 or 4.86% of net assets.

(d)	Floating or variable rate security.

All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

At January 31, 2005, the following futures contracts were outstanding:

Short Contracts	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2005	Unrealized Depreciation
US Treasury Bonds (CBT)	2,889	Mar-05	$326,646,576	$331,783,594	$(5,137,018)

Country Allocation*

United States	91.3%
United Kingdom	5.1%
Cayman Islands	1.9%
China	1.2%
Canada	0.3%
Spain	0.2%

*	Subject to change daily.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreman/Claymore Dividend & Income Fund

By:	/S/ NICHOLAS DALMASO
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ NICHOLAS DALMASO
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	March 23, 2005

By:	/S/ STEVEN M. HILL
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	March 23, 2005